UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

_________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

_________________
803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Number
of Shares		Value
	Common Stocks - 67.5%
	Commerical Services - 2.8%
200	HMS Holdings Corp.*	$16,370

	Consumer Products-Miscellaneous - 1.4%
700	Prestige Brands Holdings, Inc.*	8,050

	Dental Supplies & Equipment - 2.5%
400	DENTSPLY International, Inc.	14,796

	Hazardous Waste Disposal - 3.1%
200	Stericycle, Inc.*	17,734

	Health Care Cost Containment - 1.1%
300	ExamWorks Group, Inc.*	6,669

	Medical-Biomedical/Genetic - 8.4%
100	BioCryst Pharmaceuticals, Inc.*	379
200	Celgene Corp.*+	11,506
100	Complete Genomics, Inc.*	903
200	Illumina, Inc.*	14,014
1,000	Momenta Pharmaceuticals, Inc.*	15,850
100	Pacific Biosciences of California, Inc.*	1,405
100	Vertex Pharmaceuticals, Inc.*	4,793
		48,850
	Medical-Drugs - 20.1%
700	Bristol-Myers Squibb Co.	18,501
500	Merck & Co., Inc.	16,505
300	Novartis AG - ADR+	16,305
150	Novo Nordisk A/S - ADR+	18,784
550	Pfizer, Inc.	11,171
100	Pharmasset, Inc.*	7,871
200	Shire PLC - ADR	17,420
200	Valeant Pharmaceuticals International, Inc.*	9,962
		116,519
	Medical-Generic Drugs - 0.2%
50	Mylan, Inc.*	1,134

	Medical-HMO - 8.5%
415	Humana, Inc.	29,025
450	UnitedHealth Group, Inc.+	20,340
		49,365

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Number
of Shares		Value
	Medical-Hospitals - 2.7%
300	Community Health Systems, Inc.*	$11,997
100	HCA Holdings, Inc.*	3,387
		15,384
	Medical Information Systems - 0.4%
100	Allscripts Healthcare Solutions, Inc.*	2,099

	Medical Instruments - 3.2%
300	Boston Scientific Corp.*	2,157
50	Intuitive Surgical, Inc.*	16,673
		18,830
	Medical Products - 9.1%
400	CareFusion Corp.*	11,280
200	Covidien PLC	10,388
200	Johnson & Johnson	11,850
100	Smith & Nephew PLC - ADR	5,641
200	Varian Medical Systems, Inc.*+	13,528
		52,687
	REITS-Health Care - 2.6%
400	HCP, Inc.	15,176

	Therapeutics - 1.4%
350	Warner Chilcott PLC - Class A*	8,148

	Total Common Stocks	391,811
	(Cost $369,086)

	Short-Term Investments - 25.5%
148,247	Fidelity Institutional Money Market Fund, 0.20% ‡	148,247
	Total Short-Term Investments	148,247
	(Cost $148,247)

	Total Investments - 93.0%	540,058
	(Cost $517,333)
	Other Assets less Liabilities - 7.0%	40,891
	Total Net Assets - 100.0%	$580,949

Miller Tabak Healthcare Transformation Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Sold Short
Number
of Shares		Value
	Common Stocks
	Instruments-Scientific
(100)	Thermo Fisher Scientific, Inc.*	$(5,555)

	Medical-Biomedical/Genetic
(200)	Amgen, Inc.*	(10,690)

	Medical Instruments
(200)	Medtronic, Inc.	(7,870)

	Medical Labs & Testing Services
(50)	Laboratory Corp. of America Holdings*	(4,607)

	Medical Products
(100)	Baxter International, Inc.	(5,377)
(150)	Hospira, Inc.*	(8,280)
		(13,657)

	Total Securities Sold Short	$(42,379)
	(Proceeds $41,863)

Call Options Written
Number
of Contracts		Value
(1)	Celgene Corp., Exp. 4/16/2011, Exercise Price $60	$(24)
(1)	Celgene Corp., Exp. 7/16/2011, Exercise Price $60	(210)
(1)	Novo Nordisk A/S, Exp. 5/21/2011, Exercise Price $130	(265)
(1)	Varian Medical Systems, Inc., Exp. 5/21/2011, Exercise Price $75	(18)
	Total Call Options Written	$(517)
	(Proceeds $573)

ADR- American Depositary Receipt
* Non-income producing security
+ Cash of $3,525 and all or a portion of this security is held as collateral for short sales or cover for open written option contracts.  At period end, the aggregate market value of those securities was $57,299.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2011
(Unaudited)

Note 1 – Organization
Miller Tabak Healthcare Transformation Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on September 30, 2010.

Note 2 –Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Money Market Investments - The Fund invests a fair amount (25.5% as of March 31, 2011) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector.

(b) Short Sales
The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Miller Tabak Healthcare Transformation Fund
NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2011
(Continued)

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Tax Information

At March 31, 2011, the cost of securities and proceeds from securities sold short and options written on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short and options written for federal income tax purposes were as follows:

Cost of investments	$517,864

Proceeds from securities sold short and options written	$(42,436)

Unrealized appreciation	$26,856
Unrealized depreciation	(5,122)

Net unrealized appreciation/(depreciation) on investments and securities sold short and options written	$21,734

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments, at value
Common Stocks1	$391,811	-	-	$391,811
Short-Term Investments	148,247	-	-	148,247
Total Assets	$540,058	-	-	$540,058

Liabilities
Other Financial Instruments
Securities Sold Short
Common Stocks1	$(42,379)	-	-	$(42,379)
Options Written	(517)			(517)
Total Liabilities	$(42,896)	-	-	$(42,896)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any Level 2 or 3 securities at March 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	May 27, 2011

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	May 27, 2011